Borrowings - Schedule of Coupon and Instalment Payments (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Coupon and Instalment Payments [Abstract]
Net of transaction costs	$ 200,000,000